Document And Entity Information	3 Months Ended
Nov. 08, 2011
Entity Registrant Name	KINDER MORGAN, INC.
Entity Central Index Key	0001506307
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Amendment Flag	false
Document Period End Date	Nov. 10, 2011